Borrowings (Details) - EUR (€) € in Thousands	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended	24 Months Ended
	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2019	Sep. 30, 2024	Dec. 10, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings	€ 4,292				€ 4,292		€ 4,510
Current portion							(4,510)
Non Current portion	4,292				4,292
Result on derecognition of financial liabilities			€ 1,357	€ 1,866
Pontifax and Kreos warrants
Disclosure of detailed information about borrowings [line items]
Warrants, economic lifetime		5 years
Innovation credit
Disclosure of detailed information about borrowings [line items]
Accrued interest	1,393				1,393		1,611
Total borrowings	2,899				2,899		2,899
Current portion							€ (2,899)
Notional amount								€ 3,907
Total conditional waiver of debt	€ 4,510
Repayment of borrowings					€ 1,008
Convertible loans Amylon Therapeutics B.V. [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)						8.00%
Convertible loans Amylon Therapeutics B.V. [Member] | Minimum
Disclosure of detailed information about borrowings [line items]
Period upon which unconverted loans become payable on demand						24 months
Convertible loans Amylon Therapeutics B.V. [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Debt instrument convertible term						36 months
Period upon which unconverted loans become payable on demand						36 months